Filed with the Securities and Exchange Commission on December 15, 2006

1933 Act Registration File No. 33-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	272	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	273	[	X	]
 (Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Julia Allecta, Esq.
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor.
San Francisco, CA 94103-0441

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On January 1, 2007 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

WOMEN’S EQUITY FUND

PROSPECTUS

Class I Shares

January 1, 2007

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

WOMEN’S EQUITY FUND

Class I Shares

The Women’s Equity Fund (the “Fund”) is a mutual fund that seeks to provide long-term capital appreciation by investing primarily in equity securities. The Fund invests in securities of companies that satisfy certain social responsibility criteria and that are proactive toward women’s social and economic equality.

FEMMX Financial, a women-owned and operated company, is the investment advisor (the “Advisor”) to the Fund. Boston Trust Investment Management, Inc. is the sub-advisor (the “Sub-Advisor”) to the Fund. The Fund is a series of Professionally Managed Portfolios (the “Trust”). The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

The date of this Prospectus is January 1, 2007

Table of Contents

AN OVERVIEW OF THE FUND	4
PERFORMANCE	5
FEES AND EXPENSES	6
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES	7
PRINCIPAL RISKS OF INVESTING IN THE FUND	9
PORTFOLIO HOLDINGS INFORMATION	10
MANAGEMENT OF THE FUND	10
SHAREHOLDER INFORMATION	12
PRICING OF FUND SHARES	16
TOOLS TO COMBAT FREQUENT TRANSACTIONS	17
DIVIDENDS AND DISTRIBUTIONS	17
TAX CONSEQUENCES	18
FINANCIAL HIGHLIGHTS	19
PRIVACY NOTICE	20

Women’s Equity Fund

Class I Shares

AN OVERVIEW OF THE FUND
WHAT IS THE FUND’S INVESTMENT GOAL?	The Fund seeks long-term capital appreciation by investing primarily in equity securities.
WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities. In selecting investments, the Advisor and Sub-Advisor attempt to identify companies believed to have certain social responsibility criteria that are proactive towards women’s social and economic equality and which market sectors are likely to achieve attractive returns while controlling portfolio risk. The Fund seeks to purchase individual securities within each industry sector that have sound competitive positions and strategies that meet the Fund’s criteria for social responsibility. The Advisor believes managements that values women employees is forward-looking and will be more profitable in the long run.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?	There is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:
	•	The stock market declines;
	•	Interest rates go up which can result in a decline in the equity market;
	•	Stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated; and
•
The Fund’s social policy may cause it to pass up opportunities to buy certain securities or may cause it to sell certain securities for social reasons when circumstances might otherwise be unfavorable.

WHO MAY WANT TO INVEST IN THE FUND?	The Fund may be appropriate for investors who:
	•	Want exposure to equity investments in companies that promote social and economic equality of women;
	•	Are pursuing a long-term goal such as retirement; and
	•	Are willing to accept higher short-term risk along with higher potential for long-term growth of capital.
The Fund may not be appropriate for investors who:
	•	Need regular income or stability of principal; or
	•	Are pursuing a short-term goal.

Women’s Equity Fund

Class I Shares

PERFORMANCE

The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the Fund’s performance has varied from year to year. The table illustrates the Fund’s average annual total return over time compared with a broad-based market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Because the Class I shares of the Fund have not been operational for a full calendar year, performance information for the Class I shares is not shown. The performance shown below is that of the Fund’s Class R shares, which are offered pursuant to a separate prospectus. The Class I shares are invested in the same portfolio of securities as the Class R shares, but the Class I shares are subject to different expenses, which may cause the returns of the Class I shares to differ from the returns of the Class R shares.

Calendar Year Total Returns*
(Class R Shares)

* The Fund’s year-to-date return as of September 30, 2006 was 3.88%

During the period shown in the bar chart, the Fund’s highest quarterly return was 22.18% for the quarter ended December 31, 1998 and the lowest quarterly return was (14.42)% for the quarter ended September 30, 2002.

Average Annual Total Returns as of December 31, 2005

(Class R Shares)	1 Year	5 Years	10 Years
Women’s Equity Fund
Return Before Taxes	0.30%	2.58%	9.11%
Return After Taxes on Distributions (1)	(0.05)%	2.38%	8.63%
Return After Taxes on Distributions and Sale of Fund Shares (1), (2)	0.68%	2.16%	7.95%
S&P 500® Index (3)	4.91%	0.54%	9.07%

(1)
After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

(2)
The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher for certain figures because when a capital loss occurs upon redemption of Fund Shares, a tax deduction is provided that benefits the investor.

(3)
The Standard & Poor’s 500® Index (“S&P 500® Index”) is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I Shares
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None
Redemption Fee(1)	2.00%

Annual Fund Operating Expenses(2) (expenses that are deducted from Fund assets)
Management Fees	0.75%
Other Expenses (except Class Specific Expenses)	0.59%
Distribution (12b-1) Fees	None
Other Class Specific Expenses	0.38%
Total Annual Fund Operating Expenses	1.72%
Less: Fee Reduction and/or Expense Reimbursement(3)	(0.73)%
Net Annual Fund Operating Expenses(3)	0.99%

Example

This Example is intended to help you compare the costs of investing in the Class I shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund’s operating expenses remain the same. The figures below are based on net annual fund operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

One Year	$101
Three Years	$315
Five Years	$547
Ten Years	$1,213

(1)
The redemption fee applies only to those shares that have been held for less than 60 days. The Fund is intended for long-term investors. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading. Please see “How To Sell Shares- Short-term Trading” in this Prospectus for certain exceptions that may apply.

(2)	Fund expenses are based on estimated amounts for the Fund’s current fiscal year.
(3)
The Advisor has contractually agreed to reduce its fees and/or absorb expenses Fund expenses (excluding interest, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses for shares of the Fund for at least the period shown in the Example above and for an indefinite period thereafter, until such contractual arrangement is terminated by the Trust’s Board of Trustees (the “Board”) to ensure the Fund’s net annual fund operating expenses will not exceed the net expense of the amount shown. This contract may only be terminated by the Board if it is in the best interest of the Fund and its shareholders. The Advisor reserves the right, subject to limitations, to request that it be reimbursed for any reduction of its fees or expenses paid on behalf of the Fund if the Fund’s expenses are less than the limit agreed to by the Fund and such payments were made in the prior three fiscal years. The Advisor may request a reimbursement of any reduction in advisory fees or payment of expense made by the Advisor within three fiscal years following the year to which the reduction or payment relates if the Fund’s expenses are less than the above limit agreed to by the Fund. Any such reimbursement is subject to the Board’s review and approval.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The Fund’s goal is to seek long-term capital appreciation by investing primarily in equity securities.

Under normal market conditions, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities. In selecting investments, the Advisor and Sub-Advisor attempt to identify companies believed to have certain social responsibility criteria that are proactive towards women’s social and economic equality and in those market sectors believed likely to achieve attractive returns while controlling portfolio risk.

The security selection process begins with an analysis of equity market sectors. The Advisor and Sub-Advisor determine which sectors are expected to produce the greatest returns while controlling portfolio risk. This analysis includes the likely outcomes for inflation, profits, employment, the dollar and economic variables, together with the prices of stocks in various sectors. Based upon this analysis, the Advisor and Sub-Advisor construct a portfolio that is considered to achieve appropriate sector and security diversification for the purpose of meeting the Fund’s investment objective.

Within each industry sector, individual stock selection is based upon analysis of the company’s fundamental characteristics including financial strength, response to industry and economy-wide changes and price and cost trends. The Fund seeks to purchase companies with sound competitive positions and strategies. The Fund emphasizes reasonably-valued companies with above-average earnings growth, sustained profitability, and above-average return on invested capital.

Company management is also evaluated based on policies and practices toward women’s social and economic equality. It is the Advisor’s belief that companies that make use of the talents and contributions of all employees, including women and minorities, are best equipped to address the needs of our dynamic economic environment and should be more profitable over the long term. The Advisor and the Sub-Advisor look for companies that exhibit some or all of the following socially responsible characteristics:

▪	Promote women to top executive positions and compensate them accordingly;
▪	Have a high percentage of women directors on the board;
▪	Have strong support from senior executives for workplace equality;
▪	Provide career development and training programs for women employees including mentoring and company-sponsored women’s networking groups;
▪	Monitor hiring and promotion activity closely;
▪	Offer programs addressing work/life balance concerns;
▪	Use women-owned companies as vendors and service providers;
▪	Present positive images of women in their advertising, promotion and marketing;
▪	Are accountable and transparent to employees, investors and the communities in which they operate;
▪	Have a good record on minority employment and advancement;
▪	Support human rights and fair employment practices;
▪	Provide high quality and beneficial products or services; or
▪	Show leadership on environmental issues.

The following characteristics are viewed negatively when selecting potential investments:

▪	Engage in a pattern of Equal Employment Opportunity Act violations;
▪	Promote sexist stereotypes in the workplace or in their advertising;
▪	Market products that adversely affect women; or
▪	Are unwilling to engage in dialogue concerning women’s issues.

Please note that despite the Fund’s social screens, the investment decisions for the Fund are based on the Sub-Advisor and Advisor’s discretion, and are therefore necessarily highly subjective.

A decision to sell all or part of a portfolio holding will be made for one or more of the following reasons: company fundamentals no longer meet the Advisor and/or Sub-Advisor’s investment criteria, a decision has been reached to reduce allocation to an industry or economic sector or the Advisor and Sub-Advisor’s valuation parameters have been exceeded.

The Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund may potentially be a tax efficient investment and result in the realization and the distribution of lower capital gains to shareholders. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. However, the Fund may temporarily depart from this strategy and make short-term investments in cash and cash equivalents, such as certificates of deposits, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments in response to adverse market, economic or political conditions. As a result, the Fund may not achieve its investment objective. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Changes in Objectives and Policies

The objectives, strategies and policies described above may be changed without the approval of Fund shareholders upon a 30-day written notice. However, the Fund will not change its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities without first changing the Fund’s name and providing shareholders with at least a 60-day notice.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund previously summarized above under “An Overview of the Fund” may adversely affect the Fund’s net asset value (“NAV”) or total return. These risks are discussed in more detail below.

Market Risk

Market risk is the risk that the market value of a security may fluctuate; sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its original price or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Foreign Securities Risk

The Fund may invest up to 20% of its total assets in equity securities of foreign issuers (“foreign securities”). Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities. Therefore, the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes that would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about foreign companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Management Risk

Management risk is the risk that your investment in the Fund varies with the success or failure of the investment strategy and the research, analysis and security selection of the Advisor and Sub-Advisor.

Medium-Sized Company Risk

Investing in securities of medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share prices changes than larger, more established companies. Securities of these types of companies may have limited market liquidity, and their prices may be more volatile.

Socially Responsible Investing Policy Risk

The Fund’s portfolio is subject to social investment criteria. As a result, the Fund may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell securities for social reasons when it is otherwise disadvantageous to do so.

PORTFOLIO HOLDINGS INFORMATION

A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”). Currently, disclosure of the Fund’s portfolio holdings is required to be made quarterly within 60 days of the Fund’s first and third fiscal quarter in its Annual and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q. In addition, the Fund discloses its calendar quarter-end holdings on the Fund’s web site at www.womens-equity.com within 10 business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the web site until updated with required regulatory filing with the SEC. Portfolio holdings information posted on the Fund’s web site may be separately provided to any person commencing the day after it is first published on the web site. The Annual and Semi-Annual Reports are available by contacting the Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (866) 811-0221. The Annual and Semi-Annual Reports are also available on the Fund’s website.

MANAGEMENT OF THE FUND

Investment Advisor

The investment advisor to the Fund is FEMMX Financial (formerly Pro-Conscience Funds, Inc.), a women-owned and operated company, founded in 1993. The Advisor’s address is 12 Geary Street, Suite 601 San Francisco, CA 94108. The Advisor screens companies to identify those that satisfy the Fund’s social responsibility criteria and are proactive towards women’s social and economic equality. The Advisor also formulates and implements the Fund’s investment programs and oversees the management of the Fund’s investments. In addition, the Advisor furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. As of September 30, 2006, the Advisor had approximately $36.1 million of assets under management. For its services, the Fund pays the Advisor an annual management fee of 0.75% based upon its average daily net assets. For the fiscal year ended March 31, 2006, the Advisor received net advisory fees from the Fund of 0.50% of the Fund’s average daily net assets.

Investment Sub-Advisor

Boston Trust Investment Management, Inc., a wholly owned subsidiary of Boston Trust & Investment Management Company, is the sub-advisor to the Fund. The Sub-Advisor’s address is One Beacon Street, 33rd Floor, Boston, Massachusetts 02108. The Sub-Advisor is a Massachusetts corporation. The Sub-Advisor has over $4 billion of assets under management as of June 30, 2006.

Together with the Advisor, the Sub-Advisor is responsible for providing social screening as well as formulating and implementing the Fund’s investment program. For its services, the Advisor pays the Sub-Advisor, out of its own resources, a monthly sub-advisory fee based upon the Fund’s average daily net assets under its management. For the fiscal year ended March 31, 2006, the Sub-Advisor received a sub-advisory fee of 0.25% of the Fund’s average daily net assets under the Sub-Advisor’s investment authority.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor and investment sub-advisory agreement with the Sub-Advisor is available in the Semi-Annual Report to shareholders for the most recent period ended September 30.

Portfolio Managers

William Apfel is the Co-Manager of the Fund and has been a Director and Portfolio Manager at the Sub-Advisor since its inception in 2001. Mr. Apfel has also been employed by Boston Trust & Investment Management Company since 1991 in various positions and currently serves as Senior Vice President, Director of Securities Research, and Portfolio Manager. Mr. Apfel is a Chartered Financial Analyst and a member of the Boston Security Analysts Society and the Association for Investment Management and Research. Prior to joining the Advisor, Mr. Apfel worked as an Investment Executive at Kidder, Peabody & Co. and the Association for Investment Management and Research. He earned a BA from the State University of New York at Binghamton, an MA from Georgetown University and a Ph.D. from Brown University.

Heidi Soumerai is the Co-Manager of the Fund. Ms. Soumerai has been a Portfolio Manager at the Sub-Advisor since its inception in 2001. Ms. Soumerai also has been employed by Boston Trust & Investment Management Company since 1983 and currently serves as Director of Social Research. Prior to joining the Advisor, she was a Research Associate for the Adolescent School Health Project in Boston. Ms. Soumerai earned a BS from the University of Massachusetts and an MBA with High Honors from Boston University. She is a Chartered Financial Analyst and a member of the Boston Security Analysts Society.

Linda Pei is the Portfolio Manager at the Advisor and is responsible for the day-to-day management of the portion of the Fund’s investments managed by the Advisor. Ms. Pei is the co-founder and President of the Advisor. Prior to starting the Fund in 1993, Ms. Pei headed a management consulting practice working with U.S. banks, investment companies and government entities in Japan, Hong Kong and the United Kingdom. She has also held positions at Crocker National Bank, Edgar Dunn and Co. and Citibank. Over the past six years, she has worked with many organizations to advocate the securitization of micro-credit loans. Ms. Pei earned a BA from Brown University, an MAT from Wesleyan University and an MBA from Stanford Graduate School of Business.

The SAI provides additional information regarding the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares.

Fund Expenses

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund’s aggregate annual operating expenses (excluding interest, tax and extraordinary expenses) will not exceed 0.99% of the Fund’s average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is only permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement is subject to review and approval by the Board. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION

How to Buy Shares

You may open a Fund account with a minimum initial investment of $250,000 and add to your account at any time. Your order will not be accepted until the completed Account Application is received by the Fund or the transfer agent.

In compliance with the USA PATRIOT Act of 2001, please note that the transfer agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Corporate, trust and other entity accounts require further documentation. Please contact the transfer agent at (866) 811-0221 if you need additional assistance when completing your Account Application.

If we do not have a reasonable belief of the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may purchase shares of the Fund by check or wire. Shares are purchased at the NAV next determined after the transfer agent receives your order in proper form as discussed in this Prospectus. All purchases by check must be in U.S. dollars drawn on a domestic financial institution.

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If any payment is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Fund as a result. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check. If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to the “Women’s Equity Fund”) to:

Regular Mail Women’s Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Women’s Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to the “Women’s Equity Fund” to the transfer agent in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

By Wire. If you are making your first investment in the Fund, call the transfer agent at (866) 811-0221 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange (“NYSE”) is open for trading, to make arrangements with a service representative to submit your completed Account Application via overnight delivery. Within 24 hours of receipt of the completed Account Application, a representative will provide you with an account number and wiring instructions. Your bank should wire funds according to the instructions you are given. Your initial purchase will be placed as of the date the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should be sure to notify the transfer agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the transfer agent. Your bank may charge you a fee for sending a wire to the Fund.

   U.S. Bank, N.A.
   777 E. Wisconsin Ave.
   Milwaukee, WI 53202
   ABA# 075000022
   For credit to U.S. Bancorp Fund Services, LLC
   DDA #112-952-137
For further credit to:	Women’s Equity Fund
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

By Telephone. Investors may purchase additional shares on demand, by calling (866) 811-0221. If elected on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. Your shares will be purchased at the NAV next calculated on a day the NYSE is open, provided that your order is received prior to 4:00 p.m. Eastern time.

Through Brokers. You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund’s transfer agent, and you will pay or receive the next price calculated by the Fund. The Fund may pay the broker (or its agent) for maintaining individual ownership records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s prospectus.

Retirement Plans.  The Fund offers an IRA plan. You may obtain information about opening an IRA by calling (866) 811-0221. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your broker.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative.

Redemption by Mail. You may sell (redeem) your shares by simply sending a written request to the transfer agent. Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. You should send your redemption request to:

Regular Mail Women’s Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery Women’s Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202
NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The transfer agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to a different address than that registered on the account;
•	If the proceeds are to be made payable to someone other than the account’s owner(s);
•	When a redemption transmitted by federal wire transfer is to a bank other than the bank of record;
•	If a change of address request has been received by the transfer agent within the last 30 days;
•	For all redemptions in excess of $50,000 from any shareholder account;
•	When adding the telephone redemption option to the existing account; and
•	When adding or changing automated bank instruction on an account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

By Telephone. If you complete the “Redemption by Telephone” portion of the Account Application, you may redeem up to $50,000 of your shares by calling the transfer agent at (866) 811-0221 before the close of trading on the NYSE, normally 4:00 p.m., Eastern time. Redemption proceeds will be sent on the next business day and mailed to the address that appears on the transfer agent’s records. At your request, redemption proceeds may be wired to your bank account of record, or funds may be sent via electronic funds transfer through the ACH network, also to the bank account of record. There is no charge to have proceeds sent by electronic funds transfer; however, funds may not be available in your account from two to three days. There is a $15 wire charge for each wire, which will be deducted from your account balance on dollar specific trades, and from the proceeds on complete redemptions and share specific trades. Telephone redemptions cannot be made if you notify the transfer agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing the Fund and its transfer agent to act upon the telephone instructions of the person or persons you have designated on your account application.

Before executing an instruction received by telephone, the Fund and its transfer agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the transfer agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

You may request telephone redemption privileges after your account is opened by calling the transfer agent at (866) 811-0221 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares with a wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $50,000 as a result of redemptions you have made. You will be notified that the value of your account is less than $50,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $50,000 before the Fund takes any action.

Redemption In-Kind. The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”). It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

Redemption Fees. The Fund is intended for long-term investors. Short-term “market timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders. For these reasons, the Fund assesses a 2.00% fee on the redemption of Fund shares held for less than 60 days. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders. The “first in, first out” (“FIFO”) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. This fee does not apply to Fund shares acquired through the reinvestment of dividends.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 60 days, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans. These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans). While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short-term trading effected through financial intermediaries. The Fund, at its discretion, after consideration of the best interests of the Fund and its shareholders, may choose not to apply the redemption fee to redemptions that do not indicate market timing strategies.

PRICING OF FUND SHARES

Shares of the Fund are sold at NAV, which is determined by the Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the NYSE is open for unrestricted business. The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share), although fair value determinations may be made as described below if the Board decides it is necessary. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests made in accordance with the requirements of this Prospectus. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities / number of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.

Occasionally, events affecting the value of foreign securities or other securities held by the Fund occur when regular trading on foreign exchanges is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation. If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Fund is intended for long-term investors and does not accommodate frequent transactions. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include, among other things, monitoring trading activity, imposing redemption fees, and using fair value pricing, under procedures adopted by the Board, when the Advisor determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests. Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

The Fund uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may change from time to time as determined by the Fund in its sole discretion. To minimize harm to the Fund and its shareholders, the Fund reserves the right to reject any purchase order or exchange request, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Fund) and without prior notice. The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund performance.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have access to the underlying shareholder account information. However, the Fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial intermediaries to impose restrictions on the trading practices of their clients. As a result, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31, in December. The Fund may make an additional payment of dividends or distributions if it deems it to be desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the transfer agent in advance of the payment date for the distribution. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.

TAX CONSEQUENCES

The Fund intends to make distributions of ordinary income and capital gains. In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain. Dividends are taxable to you as ordinary income. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains. A portion of the ordinary income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in December, but paid in January are taxable as if they were paid in December.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Fund.

FINANCIAL HIGHLIGHTS

This table shows the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. “Total return” shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker LLP, the Fund’s independent registered public accounting firm. Their report and the Fund’s financial statements are included in the Annual Report dated March 31, 2006, which is available upon request. Because the Class I Shares of the Fund have not been operational for a full calendar year, the financial highlights below are those of the Class R Shares of the Fund. The Class I Shares are invested in the same portfolio of Securities as the Class R Shares, but the Class I Shares are subject to different expenses, which may cause the returns of the Class I shares to differ from the Class R shares.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year
(Class R Shares)	Year Ended March 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$20.48	$19.40	$14.67	$18.50	$17.41

Income from investment operations:
Net investment income (loss)	0.08	0.05	(0.01)	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	1.18	1.05	4.74	(3.84)	1.66

Total from investment operations	1.26	1.10	4.73	(3.83)	1.63

Less distributions:
From net investment income	(0.08)	(0.02)	-	-	-
From net realized gain	(0.42)	-	-	-	(0.54)
Total distributions	(0.50)	(0.02)	-	-	(0.54)
Paid in capital from redemption fees	0.00*	0.00*	-	-	-
Net asset value, end of year	$21.24	$20.48	$19.40	$14.67	$18.50

Total return	6.20%	5.66%	32.24%	(20.75)%	9.59%

Ratios/supplemental data:
Net assets, end of period (millions)	$35.1	$33.0	$21.6	$12.9	$12.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%	1.98%	2.14%	2.48%	2.62%
After fees waived and expenses absorbed	1.48%	1.50%	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.10)%	(0.18)%	(0.67)%	(1.01)%	(1.33)%
After fees waived and expenses absorbed	0.38%	0.30%	(0.03)%	(0.03)%	(0.21)%
Portfolio turnover rate	22.06%	8.08%	15.50%	16.31%	14.64%
* Amount is less than $0.01 per share.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
FEMMX Financial
Linda Pei, President
12 Geary Street, Suite 601
San Francisco, CA 94108
www.womens-equity.com
(415) 434-4495
(888) 552-9363

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK, NATIONAL ASSOCIATION
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(866) 811-0221

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER LLP
55 Second Street, 24th Floor
San Francisco, California 94105

WOMEN’S EQUITY FUND

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can obtain free copies of Reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at (888) 552-9363 or the Fund’s transfer agent at:

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 811-0221

You can review and copy information including the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. Shareholder Reports and other information about the Fund are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov.;
•	Free of charge on the Fund’s website at http://www.womens-equity.com;
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2007

WOMEN’S EQUITY FUND
625 Market Street, 16th Floor
San Francisco, CA 94105
(888) 552-9363
(866) 811-0221

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated January 1, 2007 of the Women’s Equity Fund (the “Fund”). FEMMX Financial (formerly Pro-Conscience Funds, Inc.) (the “Advisor”) is the advisor to the Fund. Boston Trust Investment Management, Inc. (the “Sub-Advisor”) is the sub-advisor to the Fund. The Fund is a series of Professionally Managed Portfolios (the “Trust”). A copy of the Fund’s Prospectus is available by calling either of the numbers listed above.

The Fund’s financial statements for the fiscal year ended March 31, 2006, contained in the Fund’s Annual Report dated March 31, 2006 are incorporated by reference into this SAI. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.

TABLE OF CONTENTS

THE TRUST	2
INVESTMENT OBJECTIVE AND POLICIES	2
INVESTMENT RESTRICTIONS	11
DISTRIBUTIONS AND TAX INFORMATION	13
TRUSTEES AND EXECUTIVE OFFICERS	15
THE FUND’S INVESTMENT ADVISOR	20
SERVICE PROVIDERS	24
PRINCIPAL UNDERWRITER AND DISTRIBUTOR	25
EXECUTION OF PORTFOLIO TRANSACTIONS	25
MARKETING AND SUPPORT PAYMENTS	27
PORTFOLIO TURNOVER	28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	28
DETERMINATION OF SHARE PRICE	31
PERFORMANCE INFORMATION	33
ANTI-MONEY LAUNDERING PROGRAM	34
PORTFOLIO HOLDINGS INFORMATION	34
PROXY VOTING POLICIES AND PROCEDURES	36
GENERAL INFORMATION	36
FINANCIAL STATEMENTS	37
APPENDIX A	38
APPENDIX B	40
APPENDIX C	41

THE TRUST

The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios.  This SAI relates only to the Fund.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

INVESTMENT OBJECTIVE AND POLICIES

The Fund is a mutual fund with the investment objective of seeking long-term capital appreciation by investing primarily in equity securities.

The Fund is diversified (see fundamental investment restriction No. 7 under “Investment Restrictions”). Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time a fund purchases a security. However, if the Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets. If the market affects several securities held by the Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers. Accordingly, the Fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. There can be no assurance the objective of the Fund will be attained. The discussion below supplements information contained in the Fund’s Prospectus as to investment policies of the Fund.

Equity Securities

The Fund may invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see “Preferred Stock” below. Some preferred stocks may be convertible into common stock.

To the extent the Fund invests in the equity securities of medium-sized companies, it will be exposed to the risks of smaller-sized companies. Medium-sized companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines or services, markets or financial resources or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Preferred Stock

The Fund may invest in preferred stocks. Preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements

The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase such security at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets (plus any borrowings for investment purposes) would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor and Sub-Advisor seek to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Fixed-Income Securities

Although equity securities are the primary focus for the Fund, the Advisor may also purchase fixed-income securities for the Fund’s portfolio in pursuing its investment goal. Bond investments made by the Fund normally are those which are considered investment grade, including bonds which are direct or indirect obligations of the U.S. government, or which at the date of investment are rated BBB or better by Standard & Poor’s® Ratings Group (“S&P®”) or Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or of comparable quality as determined by the Fund. Bonds rated Baa or BBB are considered medium-grade obligations with speculative characteristics and are more susceptible to changing market conditions.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security’s rating is reduced while it is held by the Fund, the Advisor and/or Sub-Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in Appendix A.

        U.S. government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association (“Fannie Mae©”), Federal Home Loan Banks, Government National Mortgage Association (“Ginnie Mae®”), International Bank for Reconstruction and Development and Student Loan Marketing Association.

        All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Fannie Mae©, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

        Among the U.S. government securities that may be purchased by the Fund are “mortgage-backed securities” of Ginnie Mae®, the Federal Home Loan Mortgage Association (“Freddie Mac©”) and Fannie Mae©. These mortgage-backed securities include “pass-through” securities and “participation certificates,” both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are “passed through” to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in the Fund’s inability to reinvest the principal at comparable yields. Mortgage-backed securities also include “collateralized mortgage obligations,” which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae® pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac© and Fannie Mae© are both instrumentalities of the U.S. government, but their obligations are not backed by the full faith and credit of the United States.

When-Issued Securities

        The Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund’s intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”). The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its NAV or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund’s custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities

The Fund may not invest more than 15% of the value of its net assets (plus any borrowings for investment purposes) in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Trust’s Board of Trustees (the “Board”), to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Board may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Foreign Securities

The Fund may invest up to 20% of its total assets in securities of foreign issuers (“foreign securities”). The Fund may also invest without limit in foreign securities that are listed and traded on a domestic national securities exchange.

American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Among the means through which the Fund may invest in foreign securities is the purchase of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs and GDRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Micro-finance Institutions. In keeping with the Fund’s social investment criteria, the Fund may also invest up to 2.5% of its net assets (plus any borrowings for investment purposes), at time of purchase, indirectly in foreign “micro-finance” institutions (“MFIs”), which are financial institutions that provide financial services and loans to entrepreneurs, enterprises and individuals that are located in informal sectors of emerging market economies. The Fund’s investments will consist of the purchase of debt obligations of private financial services companies. The debt obligations in which the Fund will invest are subordinated to the interests of other debt obligations of the issuer, but that traditionally offer a somewhat higher yield and that bears somewhat less risk than other notes. In addition, these obligations are unrated and are not guaranteed as to principal or interest payment.

Accordingly, these investments will subject the Fund to the risks associated with debt obligations generally, which are particularly subject to adverse changes in general economic conditions of these informal economic sectors and changes in the financial condition of the issuer. During periods of economic downturn, MFIs may experience financial stress, which could adversely affect the debt obligation’s ability to make payments of interest and principal and increase the possibility of default. Also, the market for these securities is very thin and inactive, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the foreign markets.

Financial institutions are typically subject to extensive governmental regulation that may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these institutions largely depends on the availability and cost of capital funds, and can fluctuate significantly when interest rates change, which may have a particularly profound affect on MFIs. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

Risks of Investing in Foreign Securities

Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. The Advisor and Sub-Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign securities trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Emerging Markets. To the extent that the Fund invests in MFIs, it may do so in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments, or expropriation or confiscation of assets or property; as well as less developed legal structures governing private or foreign investment.

Currency Contracts and Related Options

To the extent consistent with its investment objective and policies relating to investment in foreign securities, the Fund is authorized to engage in currency exchange transactions by means of buying and selling foreign currency on a spot basis, entering into foreign currency forward contracts, buying and selling currency options, futures and options on futures to the extent of up to 5% of its total assets (plus any borrowings for investment purposes). The Fund has no present intention to do so.

These transactions involve certain risks. For example, there are significant differences between the securities markets and options, futures or currency contract markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use these transactions involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an options, futures or currency contract position. The variable degree of correlation between price movements of options, futures or currency contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on these transactions may be greater than gains in the value of the Fund’s position. Also, options, futures and currency contract markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or might incur a loss. Although the use of these transactions is intended to reduce the risk of loss due to a decline in the value of the Fund’s underlying position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce NAV and possibly income. If the Fund determines to make use of these transactions to the limited degree set forth above, the Fund will observe the federal and other regulatory requirements pertaining to such transactions and will segregate liquid assets (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such transactions to avoid leveraging of the Fund.

Short-Term Investments

The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to buying certificates of deposit and bankers’ acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P®, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor and/or Sub-Advisor to be of comparable quality. These rating symbols are described in Appendix B.

Investment Company Securities

The Fund may invest in shares of other registered investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund would bear directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund’s outstanding voting securities as defined in the 1940 Act.

The Fund may not:

1.     Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2.     (a) Borrow money unless immediately after such borrowing there is an asset coverage of at least 300% of all borrowings and only with respect to 33 1/3% of its assets.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

3.     Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.     Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectus and in this SAI.)

5.     Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.)

6.     Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

7.     Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. government, its agencies or instrumentalities, or if as a result the Fund would own more than 10% of the outstanding voting securities of such issuer, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.

8.     Purchase or sell real estate; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

The Fund observes the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. The Fund may not:

1.  Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

2.  Invest in any issuer for purposes of exercising control or management.

3.  Invest in securities of other investment companies except as permitted under the 1940 Act.

4.  Invest, in the aggregate, more than 15% of its net assets in securities that are not readily marketable or are illiquid.

5.  With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

It is the Fund’s policy that it will not make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least a 60-day notice.

DISTRIBUTIONS AND TAX INFORMATION

Distributions

The Fund’s dividends from net investment income and distributions from net profits from the sale of securities are generally made at least annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the twelve months ended October 31 of each year will also be distributed by December 31 of each year. The Fund may, however, make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. If the Fund fails to qualify as a regulated investment company, it may be taxed as a corporation.

The Fund’s ordinary income generally includes interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

The Fund may purchase and write certain options, futures and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are “Section 1256 contracts” will be “marked-to-market” for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain “straddles,” may also affect the taxation of the Fund’s transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Fund designates the amount distributed as a qualifying dividend. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by an individual investor are held less that 61 days, or if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstance.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.

The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Name, Address and Age	Position(s) with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc. (investment advisory and financial publishing firm).	1	Allegiant Funds.
Wallace L. Cook (born 1939) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Financial Consultant; formerly, Senior Vice President, Rockefeller Trust Co.; Financial Counselor, Rockefeller & Co.	1	None.
Carl A. Froebel (born 1938) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	1	None.
Steven J. Paggioli (born 1950) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	1	Trustee, Managers Funds; Trustee, Managers AMG Funds; Director, Guardian Mutual Funds.
Rowley W.P. Redington (born 1944) 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	President, Intertech Computer Services Corp. (computer services and consulting).	1	None.

Officers of the Trust
Robert M. Slotky (born 1947) 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Vice President, U.S. Bancorp Fund Services, LLC, since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	1	Not Applicable.

Name, Address and Age	Position(s) with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Eric W. Falkeis (born 1973) 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since August 2002.	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	1	Not Applicable.
Angela L. Pingel (born 1971) 615 East Michigan St. Milwaukee, WI 53202	Secretary	Indefinite Term; Since December 2005.	Counsel, U.S. Bancorp Fund Services LLC since 2004; formerly, Associate, Krukowski & Costello, S.C., (2002-2004); formerly, Vice President - Investment Operations, Heartland Advisors, Inc. (1994-2002).	1	Not Applicable.
(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (each an “Independent Trustee”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

Compensation

Set forth below is the rate of compensation received by the following Independent Trustees from all portfolios of the Trust for the calendar year ended March 31, 2006. This total amount is allocated among the portfolios. Independent Trustees receive an annual retainer of $10,000 and a fee of $5,500 for each regularly scheduled meeting. Independent Trustees also receive a fee of $1,500 for any special meeting attended. The Chairman of the Board receives an additional annual retainer of $8,000. Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays compensation to the Trustees.

Name of Person/Position	Aggregate Compensation From the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Dorothy A. Berry, Trustee	$1,813	None	None	$1,813
Wallace L. Cook, Trustee	$1,395	None	None	$1,395
Carl A. Froebel, Trustee	$1,395	None	None	$1,395
Rowley W.P. Redington, Trustee	$1,395	None	None	$1,395
Steve J. Paggioli, Trustee(3)	$1,395	None	None	$1,395
(1)	For the fiscal year ended March 31, 2006.
(2)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund. For the fiscal year ended March 31, 2006, Trustees’ fees and expenses in the amount of $157,000 were allocated to the Trust.

(3)	Prior to December 1, 2005, Mr. Paggioli was not an Independent Trustee.

Trust Committees

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee, and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary. The Nominating Committee will consider nominees nominated by shareholders. Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws. In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating Committee did not meet during the Fund’s prior fiscal year.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting. The Audit Committee met once with respect to the Fund during the Fund’s prior fiscal year.

The function of the Qualified Legal Compliance Committee (“QLCC”) is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust. The QLCC has not met with respect to the Fund.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as needed. The Valuation Committee met five times during the Fund’s last fiscal year with respect to the Fund.

Control Persons, Principal Shareholders and Management Ownership

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

As of December 6, 2006, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Class R Shares
Name and Address	# of Shares	% Ownership	Type of Ownership

Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104	625,602	40.64%	Record

National Financial Services Corp. 1 World Financial Ct. 200 Liberty Street New York, NY 10281	298,401	19.38%	Record

Class I Shares
Name and Address	# of Shares	% Ownership	Type of Ownership

Charles Schwab & Co. Inc. 101 Montgomery St. San Francisco, CA 94104	148,731	92.59%	Record

Wells Fargo Investments LLC 625 Marquette Avenue, 13th Floor Minneapolis, MN 55402-2308	11,421	7.11%	Record

As of December 6, 2006, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

Furthermore, as of December 31, 2005, no Trustee of the Trust beneficially owned shares of the Fund and neither the Independent Trustees nor members of their immediate family, owned securities beneficially or of record in the Advisor, the distributor or an affiliate of the Advisor or distributor. Accordingly, neither the Independent Trustees nor members of their immediate family had a direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the distributor or any affiliate thereof was a party.

THE FUND’S INVESTMENT ADVISOR

As stated in the Prospectus, investment advisory services are provided to the Fund by FEMMX Financial (formerly known as Pro-Conscience Funds Incorporated), the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust. As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) at the annual rate of 0.75% of the Fund’s average daily net assets.

After its initial term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Independent Trustees, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice, or by a majority of the Fund’s shareholders at any time, and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

The table below shows the amount of advisory fees paid by the Fund and the amount of fees waived and/or reimbursed by the Advisor for the periods shown.

Fiscal Year Ended March 31,	Advisory Fees Paid	Waived fees and/or expenses reimbursed by Advisor
2006	$ 174,397	$ 164,949
2005	$ 134,492	$ 128,354
2004	$ 63,211	$ 109,986

The Fund is responsible for its own operating expenses. The Advisor, however, has contractually agreed to reduce fees payable by the Fund and to pay the Fund’s operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the “Fees and Expenses” table of the Prospectus. Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund expenses.

Under the expense limitation agreement, the Advisor may recoup reimbursements made in any subsequent fiscal year over the following three fiscal years. Any such reimbursement is subject to the review and approval by the Board and may not be paid prior to the Fund’s payment of current ordinary Fund expenses. The Board may terminate this expense reimbursement arrangement at any time.

Sub-Advisor

        Boston Trust Investment Management, Inc. (the “Sub-Advisor”), a Massachusetts corporation, is the Sub-Advisor to the Fund pursuant to a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned subsidiary of Boston Trust & Investment Management Company (“Boston Trust”), a Massachusetts-chartered banking and trust company. Boston Trust in turn is a wholly-owned subsidiary of BTIM Corp., a holding company organized and incorporated under Delaware law. The Sub-Advisor, together with the Advisor, is responsible for formulating and implementing the Fund’s investment program.

    The Sub-Advisory Agreement, after its initial term, continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund), and (2) a majority of the Trustees who are not interested persons of any party to the Sub-Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement may be terminated at any time, without penalty, by either party to the agreement upon a 60-day written notice, or by a majority of the Fund’s shareholders at any time, and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.

    For its services, the Sub-Advisor receives an annual sub-advisory fee from the Advisor out of its own resources, at the rate of 0.25% of the Fund’s average daily net assets under the Sub-Advisor’s investment authority. The Advisor is not obligated to pay the Sub-Advisor this fee until the net assets of the Fund reach $8 million.

    For the fiscal years ended March 31, 2006, 2005 and 2004, the Sub-Advisor received fees from the Advisor of $86,475, $65,711, and $43,287, respectively.

PORTFOLIO MANAGERS

     Mr. William Apfel serves as a Co-Manager of the Fund. The following provides information regarding other accounts managed by Mr. Apfel as of March 31, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$34 Million	0	$0
Other Pooled Investment Vehicles	3	$65 Million	0	$0
Other Accounts	75	$700 Million	0	$0

Mr. Apfel’s compensation as the Fund’s Co-Manager is a fixed salary that is set by industry standards. Mr. Apfel’s salary is not based on performance, but he does receive a bonus. He does not receive deferred compensation. The Advisor’s compensation structure is designed to recognize client service and cumulative contribution to its investment policies and process. Compensation incentives align portfolio manager interests with long-term interests of clients. Short term, return-linked based incentives, which may encourage undesirable risk, are not employed. Returns and portfolios are monitored for consistency with investment policy parameters. Mr. Apfel also participates in a retirement plan.

Ms. Heidi Soumerai also serves as a Co-Manager of the Fund. The following provides information regarding other accounts managed by Ms. Soumerai as of March 31, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$34 Million	0	$0
Other Pooled Investment Vehicles	2	$5.5 Million	0	$0
Other Accounts	37	$101 Million	0	$0

Ms. Soumerai’s compensation as the Fund’s Co-Manager is a fixed salary that is set by industry standards. Ms. Soumerai’s salary is not based on performance, but she does receive a bonus. She does not receive deferred compensation. The Advisor’s compensation structure is designed to recognize client service and cumulative contribution to its investment policies and process. Compensation incentives align portfolio manager interests with long-term interests of clients. Short term, return-linked based incentives, which may encourage undesirable risk, are not employed. Returns and portfolios are monitored for consistency with investment policy parameters. Ms. Soumerai also participates in a retirement plan.

Ms. Linda Pei is the Portfolio Manager at the Advisor, and is responsible for the day-to-day management of the portion of the Fund’s investments managed by the Advisor. The following provides information regarding other accounts managed by Ms. Pei as of March 31, 2006:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	0	0	$0
Other Pooled Investment Vehicles	0	0	0	$0
Other Accounts	0	0	0	$0

Ms. Pei does not collect any salary, bonus or deferred compensation in her position as Portfolio Manager. She also does not participate in the Advisor’s retirement plan.

The following indicates the beneficial ownership of each Portfolio Manager of the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001-$1,000,000, Over $1,000,000)
William Apfel	$10,001 - $50,000

Heidi Soumerai	none

Linda Pei	$100,001 - $500,000

Because the Sub-Advisor performs investment management services for various clients, certain conflicts of interest could arise. The Sub-Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Fund. The Sub-Advisor will have no obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Sub-Advisor, its principals, its affiliates, or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price. Where the Sub-Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

The Advisor only manages the Fund, and therefore, the Advisor believes there are no potential conflicts of interest that could arise.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Board; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund’s ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund’s servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund’s daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. As compensation for their services, the Fund pays the Administrator a fee based on the Fund’s total average daily net assets of 0.20% on assets between $15 and $50 million, 0.15% on assets between $50 and $100 million, 0.10% on assets between $100 and $150 million, and 0.05% on assets over $150 million, subject to a $30,000 annual minimum fee. The Administrator also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The Administrator, the distributor, and the custodian are affiliated entities under the common control of U.S. Bancorp.

For each of the fiscal years ended March 31, 2006, 2005 and 2004, the Administrator received fees of $69,368, $52,569, and $35,000, respectively, from the Fund.

Custodian

U.S. Bank, National Association, 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund’s portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund and audits the Fund’s financial statements and performs related tax services.

Paul, Hastings, Janofsky & Walker, LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Pursuant to a distribution agreement between the Fund and Quasar, Quasar provides certain administration services and promotes and arranges for the sale of Fund’s shares. Quasar is registered as a broker-dealer under the Securities Exchange Act of 1940, as amended, and is a member of the National Association of Securities Dealers, Inc. (“NASD”)

The distribution agreement between the Fund and Quasar continues in effect from year to year if approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Independent Trustees, in each case cast in person at a meeting called for the purpose of voting on such approval. The distribution agreement may be terminated without penalty, by the parties thereto upon a 60-day written notice, or by a majority of the Fund’s shareholders at any time, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Advisor and Sub-Advisor determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor and Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor and Sub-Advisor will use their reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors. In instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply execution and research products and services (as defined in Section 28(e) of the Securities Exchange Act) to the Advisor or Sub-Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Advisor and Sub-Advisor consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreements with the Fund, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor or Sub-Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor or Sub-Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor and Sub-Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor’s and Sub-Advisor’s overall responsibilities to the Fund.

The Sub-Advisor makes investment decisions for the Fund independently from those of other client accounts or mutual funds. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or mutual funds. In such event, the position of the Fund and such client accounts or mutual funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or mutual funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or mutual funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts or mutual funds in a manner deemed equitable by the Sub-Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

        The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it select brokers or effect securities transactions through brokers in exchange for the broker’s efforts in selling shares of the Fund. However, broker-dealers who execute brokerage transactions may have agreements with the Fund’s distributor allowing the broker to sell shares of the Fund to their customers.

         For the fiscal year ended March 31, 2006, the Fund paid $19,472 in brokerage commissions with respect to portfolio transactions. Of such amount, $7,032 was paid to broker-dealers who furnished research, statistical or other services to the Advisor or Sub-Advisor. For the fiscal year ended March 31, 2005, the Fund paid $15,694 in brokerage commissions with respect to portfolio transactions. Of such amount, $1,080 was paid to broker-dealers who furnished research, statistical or other services to the Advisor or Sub-Advisor. For the fiscal year ended March 31, 2004, the Fund paid $12,837 in brokerage commissions with respect to portfolio transactions. Of such amount, $2,800 was paid to broker-dealers who furnished research, statistical or other services to the Advisor or Sub-Advisor.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund. Such payments may be divided into categories as follows:

Support Payments.

Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and their sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

         As of March 31, 2006, the Advisor has agreements with three firms to pay such Support Payments, which are structured in three ways: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) a flat fee.

        Support Payments to these dealers for the calendar year 2005 were as follows:

Firm
Fidelity Investments	$10,339.68
Charles Schwab & Company, Inc	$59,355.00
TD Waterhouse	$2,602.20

Entertainment, Conferences and Events.

The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising. In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to each Fund shares.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor and/or Sub-Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See “Portfolio Transactions and Brokerage.” The Fund’s portfolio turnover rate for the fiscal years ended March 31, 2006, 2005 and 2004 was 22.06%, 8.08% and 15.50%, respectively.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

The public offering price of Fund shares is the NAV. The Fund receives the NAV. Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus. In order to receive that day’s public offering price, the Fund’s transfer agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day’s public offering price.

The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

How to Sell Shares

You can sell (redeem) your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.

Selling Shares Through your Investment Representative

Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your investment representative will be responsible for furnishing all necessary documentation to the transfer agent, and may charge you for its services.

Delivery of Redemption Proceeds

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder’s latest Account Application or as otherwise properly specified to the Fund in writing.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the transfer agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the transfer agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemption Fee

As discussed in the Prospectus, the Fund will assess a 2.00% fee on redemptions of shares that are held for less than 60 days. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions and may not be applicable to an account of a qualified retirement plan (such as an individual retirement account (“IRA”) or 401(k) plan) or qualified accounts held by certain intermediaries. In determining whether a redemption fee will be imposed, it will be assumed that the redemption is made on shares that have been held the longest. This is commonly referred to as “first-in, first-out.” (“FIFO”) This will result in you paying the lowest redemption fee possible or no redemption fee at all.

Redemptions In-Kind

The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund’s net assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold. If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

DETERMINATION OF SHARE PRICE

As noted in the Prospectus, the NAV and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

In valuing the Fund’s assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day. Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

The NAV per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share. An example of how the Fund calculated its NAV per share as of March 31, 2006 is as follows:

Net Asset	=	Net Asset Value Per Share
Shares Outstanding

$35,075,256	=	$21.24
1,651,662

PERFORMANCE INFORMATION

Performance information in the Funds’ Prospectus is calculated in accordance with the methods discussed below.

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1+T)n = ERV

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Fund’s Prospectus will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the Prospectus for publication. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor or Sub-Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemptions) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor or Sub-Advisor.

ANTI-MONEY LAUNDERING PROGRAM

The Trust, on behalf of the Fund, has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT ACT”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and checking shareholders names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust on behalf of the Fund has adopted portfolio holdings disclosure policies (“Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Fund. The Advisor has also adopted the Disclosure Policies. Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies. The Advisor and the Board considered the circumstances under which the Fund’ portfolio holdings may be disclosed under the Disclosure Policies, which would be for a legitimate business purposes and would always include a duty of confidentiality and a duty not to trade on such information in the case of non-public disclosures. The Advisor and the Board also considered actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor, or any other affiliated person of the Fund. After due consideration, the Advisor and the Board determined that the Fund have a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds. Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund’s and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies. The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Fund discloses its calendar quarter-end holdings on its web site at http://www.womens-equity.com within 10 business days of the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the web site until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s web site may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC or one day after it is first published on the Fund’ web site.

The Advisor may not receive compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made. Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information: fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Portfolio holdings information not publicly available with the SEC or through the Fund’ web site may only be provided to additional third parties, in accordance with the Disclosure Policies, when the Fund has a legitimate business purpose, and when the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about a Fund’ portfolio holdings.

There can be no assurance that the Disclosure Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (the “Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies on behalf of the Fund to the Advisor in accordance with the Advisor’s Proxy Voting Policy and subject to the Board’s continuing oversight. The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Voting Policy and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest. The Proxy Voting Policy adopted by the Advisor underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Fund and its shareholders and to maximize portfolio values over time. The Advisor’s Proxy Voting Policy is attached as Appendix C.

The Trust will file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling toll-free (866)697-7858 and on the SEC’s website at www.sec.gov. Form N-PX is also available on the Fund’s website: www.womens-equity.com.

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Trust, the Advisor, the Sub-Advisor and the distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics permit, subject to certain conditions, personnel of the Advisor, the Sub-Advisor and the distributor to invest in securities that may be purchased or held by the Fund.

FINANCIAL STATEMENTS

The annual report to shareholders for the Fund for the fiscal year ended March 31, 2006 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

*Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1: Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations. “Prime-1” repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

APPENDIX C
PROXY VOTING POLICIES

PROXY AND CORPORATE ACTION VOTING
POLICIES AND PROCEDURES

I.	POLICY

FEMMX Financial (“Adviser”) acts as discretionary investment adviser for various clients, including registered open-end investment companies (“mutual funds”). Adviser’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.
When voting proxies or acting with respect to corporate actions for clients, Adviser’s utmost concern is that all decisions be made solely in the best interest of the client. Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

II.	PURPOSE
The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.	PROCEDURES

Linda Pei, President of FEMMX Financial. is ultimately responsible for ensuring that all proxies received by Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests. Although many proxy proposals can be voted in accordance with the Adviser’s established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration, which may dictate that the Adviser makes an exception to the Guidelines.
The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by any client to one or more of the sub-advisers retained to provide investment advisory services to such client, if any (each a “Sub-Adviser”). Prior to delegating such responsibility to a Sub-Adviser, Adviser will have reviewed such Sub-Adviser’s proxy voting policies and guidelines for consistency with the Adviser’s Policies and Procedures. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under this policy. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.
Linda Pei, President of FEMMX Financial is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A.    Conflicts of Interest

Where a proxy proposal raises a material conflict between Adviser’s interests and a client’s interest, including a mutual fund client, Adviser will resolve such a conflict in the manner described below:

1.
Vote in Accordance with the Guidelines. To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.
Obtain Consent of Clients. To the extent that Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of Adviser’s conflict that the client would be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, Adviser will abstain from voting the securities held by that client’s account.

3.
Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct Adviser to forward all proxy matters in which Adviser has a conflict of interest regarding the client’s securities to an identified independent third party for review and recommendation. Where such independent third party’s recommendations are received on a timely basis, Adviser will vote all such proxies in accordance with such third party’s recommendation. If the third party’s recommendations are not timely received, Adviser will abstain from voting the securities held by that client’s account.

Linda Pei, President of FEMMX Financial will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflict of interest so identified by Adviser will be addressed as described above in this Section III.A.

B.     Limitations

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where Adviser has determined that it is in the client’s best interest, Adviser will not vote proxies received. The following are certain circumstances where Adviser will limit its role in voting proxies:

1.
Limited Value: If Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client’s proxies. Adviser also will not vote proxies received for securities, which are no longer held by the client’s account. In addition, Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

2.
Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

IV.	RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how Adviser voted proxies with respect to the clients’ portfolio securities. Clients may obtain information on how their securities were voted or a copy of Adviser’s Policies and Procedures by written request addressed to Adviser. Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

V.	GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

1.	Issues regarding the issuer’s Board entrenchment and anti- takeover measures such as the following:	Oppose

	a.	Proposals to stagger board members’ terms;

	b.	Proposals to limit the ability of shareholders to call special meetings;

	c.	Proposals to require super majority votes;

	d.	Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

	e.	Proposals regarding “fair price” provisions;

	f.	Proposals regarding “poison pill” provisions; and

	g.	Permitting “green mail”.

2.		Providing cumulative voting rights.	Approve

3.
Election of directors: Adviser WITHHOLDS votes from director nominees if 50 percent or more of the directors are (1) employees of the company or (2) individuals with financial or other ties to the company as reported in the proxy statement. Adviser also WITHOLDS votes from director nominees if 60 percent or more of directors serving and voting on the board ’s compensation committee are (1) employees of the company or (2) individuals with financial ties or other links as reported in the proxy statement. Adviser WITHHOLDS votes from director nominees if the board does not include at least one woman director and at least one minority director. Adviser votes contested elections of directors on a case-by-case basis.
Case-by-Case

4.
Selection of auditors: Adviser votes generally AGAINST management proposals to ratify the board's selection of an auditor if the previous auditor was dismissed because of a disagreement with the company (as disclosed in the proxy statement).
Case-by-Case

5.		Date and place of annual meeting.	Approve

6.		Limitation on charitable contributions or fees paid to lawyers.	Approve

Ratification of directors’ actions on routine matters since previous annual meeting.	Approve

7.	Confidential voting

Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure in shareholders regarding their vote on proxy issues.
The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.
Approve

8.	Limiting directors’ liability	Approve

9.	Eliminate preemptive right	Oppose

Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. The Adviser generally opposes the elimination of preemptive rights.

10.	Employee Stock Purchase Plan: will generally approve unless it results in dilution of more than 10% outstanding stock	Approve

11.	Establish 401(k) Plan or other savings plan	Approve

12.	Pay directors solely in stocks	Case-by-Case

13.	Eliminate director mandatory retirement policy	Case-by-Case

14.	Rotate annual meeting location/date	Case-by-Case

15.	Option and stock grants to management and directors	Case-by-Case

16.	Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.	Case-by-Case

Shareholder Proposals/Social Issues: shareholder proposals re corporate governance and other social issues are reviewed and voted in accordance with the social investment principles and guidelines in the mutual fund prospectus.		Case-by-Case

Adopted 6/03

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 23. Exhibits.

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Professionally Managed Portfolio’s (the “Trust”) Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from the Trust’s Initial Registration Statement on Form N-1A filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(v)(B)	Investment Advisory Agreement dated _____, 2006 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

1

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Leonetti Fund, and Leonetti & Associates, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Lighthouse Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of Portfolio 21, and Progressive Investment Management Corporation is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Amended and Restated Investment Advisory Agreement August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xix)(B)
Investment Sub-Advisory Agreement dated November 30, 2004 between the Trust, on behalf of the Women’s Equity Fund, Boston Trust Investment Management, Inc. (formerly, BTIM Co.) and FEMMX Financial Inc. (formerly, Pro-Conscience Funds, Inc.) is herein incorporated by reference from the Post-Effective Amendment No. 183 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 2, 2004.

2

(e)	(i)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

	(iv)(B)	Amendment to Exhibit A of the Distribution Agreement dated _____, 2006 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(v)
Distribution Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Hester Total Return Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(viii)
Distribution Agreement dated August 4, 2006 between the Trust, on behalf of The Leonetti Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated July 29, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xi)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

3

(xiii)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Distribution Agreement dated June 23, 2006 between the Trust, on behalf of the Women’s Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(f)		Bonus or Profit Sharing Contracts - None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

	(iv)	Addendum to Custodian Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

	(i)(E)	Addendum to Administration Servicing Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.

4

(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)	Addendum to Fund Accounting Servicing Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)	Addendum to Transfer Agent Agreement dated _____, 2006 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(iv)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

5

(x)	Operating Expense Limitation Agreement dated _____, 2006 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(xi)
Operating Expense Limitation Agreement dated August 1, 2006 between the Trust, on behalf of the Greenville Small Cap Growth Fund, and Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 265 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2006.

(xii)
Operating Expense Limitation Agreement dated August 1, 2004 between the Trust, on behalf of the Hester Total Return Fund, and Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 261 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2006.

(xiii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the Lighthouse Opportunity Fund, and Lighthouse Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiv)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xv)
Operating Expense Limitation Agreement dated July 29, 2004 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xvi)
Operating Expense Limitation Agreement dated June 28, 1999 between the Trust, on behalf of Portfolio 21, and Progressive Investment Management Corporation is herein incorporated by reference from the Post-Effective Amendment No. 162 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 23, 2003.

(xvii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xviii)
Operating Expense Limitation Agreement dated August 28, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(xix)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xx)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxi)
Operating Expense Limitation Agreement dated March 1, 2006 between the Trust, on behalf of the Women’s Equity Fund, and FEMMX Financial Inc. is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxii)
Sub-Licensing Agreement dated September 12, 2005 between the Trust and Duncan-Hurst Capital Management, LP, on behalf of the CAN SLIM® Select Growth Fund, is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

6

(xxiii)
Assumption Agreement dated May 12, 2001 between Boston Trust Investment Management, Inc., United States Trust Company of Boston, and the Trust and FEMMX Financial Inc. (formerly, Pro-Conscience Funds Inc.), on behalf of the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 137 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from the Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

	(vii)	Opinion and Consent of Counsel dated _____, 2006 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund - to be filed.
(viii)
Opinion and Consent of Counsel dated April 21, 2004 by Paul, Hastings, Janofsky & Walker LLP for the Greenville Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 165 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 28, 2004.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hester Total Return Fund (formerly, the Avondale Hester Total Return Fund) is herein incorporated by reference from the Post-Effective Amendment No. 73 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from the Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xi)
Opinion and Consent of Counsel dated August 13, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Leonetti Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 16, 1999.

(xii)
Opinion and Consent of Counsel dated November 23, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Lighthouse Opportunity Fund (formerly, the Lighthouse Contrarian Fund) is herein incorporated by reference from the Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 1, 1999.

7

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from the Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from the Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xv)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xvi)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xvii)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xviii)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

(xix)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xx)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from the Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xxi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker for the Women’s Equity Fund - Class R shares is herein incorporated by reference from the Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xxii)
Opinion and Consent of Counsel dated January 19, 2006 by Goodwin Procter LLP for the Women’s Equity Fund - Class I shares is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(j)	(i)	Consent of Independent Registered Public Accounting Firm - filed herewith.
(ii)
Powers of Attorney dated June 19, 2006 is herein incorporated by reference from the Post-Effective Amendment No. 258 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2006.

(k)		Omitted Financial Statements - None.
(l)		Initial Capital Agreements - None.
(m)	(i)
Form of Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

8

(ii)
Amended and Restated Share Marketing Plan pursuant to Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission on January 16, 1996.

(iii)
Rule 12b-1 Plan dated September 29, 1996 by the Trust on behalf of the Lighthouse Opportunity Fund is herein incorporated by reference from the Post-Effective Amendment No. 161 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2003.

(iv)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from the Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)
Form of Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from the Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Form of Rule 12b-1 Distribution Plan between the Trust, on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 248 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 19, 2006.

(n)	(i)
Rule 18f-3 Plan dated June 7, 2006 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from the Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ii)
Rule 18f-3 Plan dated January 19, 2006 by the Trust on behalf of the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 262 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2006.

	(iii)	Rule 18F-3 Plan dated _____, 2006 by the Trust on behalf of Portfolio 21 - to be filed.
(o)		Reserved.
(p)	(i)
Code of Ethics for the Trust, on behalf of The Leonetti Fund and the Women’s Equity Fund, is herein incorporated by reference from the Post-Effective Amendment No. 186 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 24, 2005.

(ii)
Code of Ethics for Duncan-Hurst Capital Management, LP is herein incorporated by reference from the Post-Effective Amendment No. 217 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(iii)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Updgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from the Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(iv)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from the Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(v)
Code of Ethics for Greenville Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 223 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2005.

9

(vi)
Code of Ethics for Hester Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 212 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(vii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 213 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2005.

(viii)
Code of Ethics for Jurika, Mills & Keifer, LLC is hereby incorporated by reference from the Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ix)
Code of Ethics for Lighthouse Capital Management, LP. is herein incorporated by reference from the Post-Effective Amendment No. 245 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 23, 2005.

(x)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from the Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xi)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from the Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xii)
Code of Ethics for Progressive Investment Management Corporation. is herein incorporated by reference from the Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(xiii)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from the Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xiv)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from the Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xv)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from the Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xvi)
Code of Ethics for the Sub-Advisor, Boston Trust & Investment Management Company and Boston Trust & Investment Management, Inc., for the Women’s Equity Fund is herein incorporated by reference from the Post-Effective Amendment No. 216 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(xvii)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from the Post-Effective Amendment No. 124 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 23, 2001.

Item 24. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

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Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 26. Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

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Item 27. Principal Underwriter

Quasar Distributor’s, LLC acts as the Principal Underwriter for the Trust.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Julius Baer Investment Funds
AIP Alternative Strategies Funds	The Kensington Funds
Allied Asset Advisors Funds	Keystone Mutual Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
The Glenmede Portfolios	The Purisima Funds
Greenspring Fund	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	Rockland Trust
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.
The Jensen Portfolio, Inc.

(b)    To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

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Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)    Not applicable.

Item 28. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 425 Walnut Street Cincinnati, OH 45202
Registrant’s Investment Advisers
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
Duncan-Hurst Capital Management, Inc. 4365 Executive Drive, Suite 1520 San Diego, CA 92121
FEMMX Financial Inc. 12 Geary Street, Suite 601 San Francisco, CA 94108
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Greenville Capital Management, Inc. 100 S. Rockland Falls Road Rockland, DE 19732
Hester Capital Management, LLC 1301 S. Mo-Pac Expressway, Suite 350 Austin, TX 78746
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
Leonetti & Associates, Inc. 1130 Lake Cook Road, Suite 300 Buffalo Grove, IL 60089

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Lighthouse Capital Management, LP 10000 Memorial Drive, Suite 660 Houston, TX 77024
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Progressive Investment Management Corporation 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
Registrant’s Investment Sub-Advisor	Boston Trust Investment Management, Inc. One Beacon Street, 33rd Floor Boston, MA 02108

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 272 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 272 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the in the City of Milwaukee and State of Wisconsin, on December 15, 2006.

Professionally Managed Portfolios

By: Robert M. Slotky*
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 272 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	December 15, 2006
Steven J. Paggioli

Dorothy A. Berry*	Trustee	December 15, 2006
Dorothy A. Berry

Wallace L. Cook*	Trustee	December 15, 2006
Wallace L. Cook

Carl A. Froebel*	Trustee	December 15, 2006
Carl A. Froebel

Rowley W. P. Redington*	Trustee	December 15, 2006
Rowley W. P. Redington

Robert M. Slotky*	President	December 15, 2006
Robert M. Slotky

/s/ Eric W. Falkeis	Treasurer and Principal	December 15, 2006
Eric W. Falkeis	Financial and Accounting Officer

*By: /s/ Eric W. Falkeis		December 15, 2006
Eric W. Falkeis Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm